Income Taxes - Schedule of Deferred Taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset (liability):
Accrual to cash adjustment	$ 729,287
Charitable contributions	1,618	109
Change in fair value of SAFE agreements	3,106,508
R&D expenditures	359,433	255,835
R&D tax credit carryovers	239,142	43,669
Right-of-use asset	(65,999)
Lease liability	56,893
Stock options	55,481
Federal net operating loss carryforwards	304,628	343,123
Foreign net operating loss carryforwards	10,338
State net operating loss carryforwards	7,028
Valuation allowance	(4,804,357)	(642,736)
Net deferred taxes